Financing Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 16,298,284	¥ 14,470,193
Deferred origination costs	179,905	161,956
Unearned income	(837,124)	(754,539)
Allowance for credit losses	(168,672)	(146,382)
Total finance receivables, net	15,472,393	13,731,228
Less - Current portion	(6,269,862)	(5,628,934)
Noncurrent finance receivables, net	9,202,531	8,102,294
Total finance receivables, net	15,472,393	13,731,228
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	12,015,844	10,523,364
Allowance for credit losses	(109,316)	(89,439)	¥ (83,858)	¥ (77,353)
Finance leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	1,158,361	1,071,179
Allowance for credit losses	(29,303)	(30,585)	(28,928)	(30,637)
Wholesale and other dealer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,124,079	2,875,650
Allowance for credit losses	¥ (30,053)	¥ (26,358)	¥ (26,243)	¥ (24,238)